27. Shareholders' equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Thousand of reais [Member]
Statement Line Items [Line Items]
Real		R$ 3,325,000		R$ 10,800,000		R$ 6,600,000
Thousand of reais [Member] | Interest on Capital I [Member]
Statement Line Items [Line Items]
Real		890,000	[1],[2]	1,000,000	[3],[4]	600,000	[5],[6]
Thousand of reais [Member] | Interest on Capital II [Member]
Statement Line Items [Line Items]
Real		770,000	[2],[7]	1,000,000	[4],[8]	600,000	[6],[9]
Thousand of reais [Member] | Interest on Capital III [Member]
Statement Line Items [Line Items]
Real		1,000,000	[2],[10]	1,010,000	[4],[11]	600,000	[6],[12]
Thousand of reais [Member] | Interest on Capital IV [Member]
Statement Line Items [Line Items]
Real		R$ 665,000	[2],[13]			1,920,000	[6],[14]
Thousand of reais [Member] | Interim Dividends I [Member]
Statement Line Items [Line Items]
Real				1,000,000	[4],[15]	R$ 2,880,000	[6],[16]
Thousand of reais [Member] | Interim Dividends II [Member]
Statement Line Items [Line Items]
Real	[4],[17]			R$ 6,790,000
Common [Member] | Interest on Capital I [Member]
Statement Line Items [Line Items]
Shares		R$ 113.7129	[1],[2]	R$ 127.5853	[3],[4]	R$ 76.3304	[5],[6]
Common [Member] | Interest on Capital II [Member]
Statement Line Items [Line Items]
Shares		98.3793	[2],[7]	127.6610	[4],[8]	76.4956	[6],[9]
Common [Member] | Interest on Capital III [Member]
Statement Line Items [Line Items]
Shares		127.7636	[2],[10]	128.9673	[4],[11]	76.4985	[6],[12]
Common [Member] | Interest on Capital IV [Member]
Statement Line Items [Line Items]
Shares		84.9626	[2],[13]			244.9433	[6],[14]
Common [Member] | Interim Dividends I [Member]
Statement Line Items [Line Items]
Shares				127.6399	[4],[15]	367.4149	[6],[16]
Common [Member] | Interim Dividends II [Member]
Statement Line Items [Line Items]
Shares	[4],[17]			867.0180
Preferred [Member] | Interest on Capital I [Member]
Statement Line Items [Line Items]
Shares		125.0842	[1],[2]	140.3438	[3],[4]	83.9634	[5],[6]
Preferred [Member] | Interest on Capital II [Member]
Statement Line Items [Line Items]
Shares		108.2172	[2],[7]	140.4271	[4],[8]	84.1451	[6],[9]
Preferred [Member] | Interest on Capital III [Member]
Statement Line Items [Line Items]
Shares		140.5400	[2],[10]	141.8641	[4],[11]	84.1484	[6],[12]
Preferred [Member] | Interest on Capital IV [Member]
Statement Line Items [Line Items]
Shares		93.4589	[2],[13]			269.4376	[6],[14]
Preferred [Member] | Interim Dividends I [Member]
Statement Line Items [Line Items]
Shares				140.4039	[4],[15]	404.1564	[6],[16]
Preferred [Member] | Interim Dividends II [Member]
Statement Line Items [Line Items]
Shares	[4],[17]			953.7197
Shares Units [Member] | Interest on Capital I [Member]
Statement Line Items [Line Items]
Shares		238.7971	[1],[2]	267.9291	[3],[4]	160.2938	[5],[6]
Shares Units [Member] | Interest on Capital II [Member]
Statement Line Items [Line Items]
Shares		206.5965	[2],[7]	268.0881	[4],[8]	160.6407	[6],[9]
Shares Units [Member] | Interest on Capital III [Member]
Statement Line Items [Line Items]
Shares		268.3036	[2],[10]	270.8314	[4],[11]	160.6469	[6],[12]
Shares Units [Member] | Interest on Capital IV [Member]
Statement Line Items [Line Items]
Shares		R$ 178.4214	[2],[13]			514.3809	[6],[14]
Shares Units [Member] | Interim Dividends I [Member]
Statement Line Items [Line Items]
Shares				268.0438	[4],[15]	R$ 771.5713	[6],[16]
Shares Units [Member] | Interim Dividends II [Member]
Statement Line Items [Line Items]
Shares	[4],[17]			R$ 1,820.7377

[1]	Deliberated by the Board of Directors on April 27, 2020, paid on June 24, 2020, without any remuneration as restatement.
[2]	They were fully imputed to the minimum mandatory dividends to be distributed by the Bank for the fiscal year 2020.
[3]	Deliberated by the Board of Directors on March 29, 2019, paid on May 28, 2019, without any remuneration as restatement.
[4]	The amount of interest on own capital and interim dividends were fully imputed to the minimum mandatory dividends distributed by the Bank for the 2019 financial year.
[5]	Established by the Board of Directors in March 27, 2018, Common Shares - R$ 64.8808, preferred - R$71.3689 and Units - R$ 136.2497 net of taxes, and was paid on April 26, 2018 without any compensation as monetary indexation.
[6]	The amount of dividends and interest on shareholders' equity will be fully charged to the minimum mandatory dividends to be distributed by the Bank for the financial year 2018.
[7]	Deliberated by the Board of Directors on July 28, 2020, paid on September 25, 2020, without any remuneration monetary restatement.
[8]	Deliberated by the Board of Directors on September 30, 2019, paid on October 30, 2019, without any remuneration monetary restatement.
[9]	Established by the Board of Directors in June 26, 2018, was paid on July 27, 2018 without any compensation as monetary indexation.
[10]	Deliberated by the Board of Directors on October 26, 2020, paid on December 23, 2020, without any remuneration monetary restatement security.
[11]	Deliberated by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration monetary restatement.
[12]	Established by the Board of Directors in September 28, 2018, common - R$ 65.0237, preferred - R$ 71.5261 and Units - R$ 136.5498 net of taxes and paid on October 26, 2018, without any compensation as monetary indexation.
[13]	Deliberated by the Board of Directors on December 28, 2020, paid as of February 1, 2021, without any remuneration as monetary restatement.
[14]	Deliberated by the Board of Directors on December 28, 2018 and paid as of February 26, 2019, without any monetary indexation.
[15]	Deliberated by the Board of Directors on June 28, 2019, paid on July 31, 2019, without any remuneration as restatement.
[16]	Established by the Board of Directors in December 28, 2018, common - R$ 312.3027, preferred - R$ 343.5329 and Units - R$ 655.8356 net of taxes and paid on February 26, 2019, without any compensation as monetary indexation.
[17]	Deliberated by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration monetary restatement.